NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
August 31, 2025 (Unaudited)

PURCHASED OPTIONS - 0.0%(a)	Notional Amount	Contracts	Value
Put Options - 0.0%(a)			$–
S&P 500 Index (b)(c)
Expiration: 09/11/2025; Exercise Price: $5,600.00	$156,338,292	242	$30,250
Expiration: 09/11/2025; Exercise Price: $5,650.00	156,338,292	242	32,670
Expiration: 09/11/2025; Exercise Price: $5,700.00	156,338,292	242	36,300
Expiration: 09/11/2025; Exercise Price: $5,900.00	156,338,292	242	53,240
TOTAL PURCHASED OPTIONS (Cost $149,027)			152,460

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.0%		Par
4.28%, 09/02/2025 (d)		52,849,000	52,849,000
4.28%, 09/04/2025 (d)		52,141,000	52,128,747
4.28%, 09/09/2025 (d)		44,227,000	44,190,494
4.27%, 09/16/2025 (d)		50,696,000	50,612,004
4.29%, 09/23/2025 (d)		53,167,000	53,035,314
4.26%, 10/07/2025 (d)		36,708,000	36,558,288
4.24%, 10/09/2025 (d)		36,379,000	36,222,338
4.25%, 10/16/2025 (d)		49,777,000	49,524,520
4.17%, 10/23/2025 (d)		48,696,000	48,412,123
4.15%, 10/28/2025 (d)		50,143,000	49,820,469
4.14%, 11/06/2025 (d)		48,446,000	48,089,140
4.15%, 11/13/2025 (d)		47,241,000	46,856,594
4.10%, 11/20/2025 (d)		51,831,000	51,370,708
TOTAL U.S. TREASURY BILLS (Cost $619,585,012)			619,669,739

MONEY MARKET FUNDS - 1.1%		Shares
First American Treasury Obligations Fund - Class X, 4.20%(e)		6,538,502	6,538,502
Northern U.S. Government Select Money Market Fund, 4.01%(e)		154,299	154,299
TOTAL MONEY MARKET FUNDS (Cost $6,692,801)			6,692,801

TOTAL INVESTMENTS - 100.1% (Cost $626,426,840)			626,515,000
Liabilities in Excess of Other Assets - (0.1)%			(413,867)
TOTAL NET ASSETS - 100.0%			$626,101,133
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of August 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
S&P 500 Index (b)(c)
Expiration: 09/11/2025; Exercise Price: $5,850.00	$(156,338,292)	(242)	$(47,795)
Expiration: 09/11/2025; Exercise Price: $5,975.00	(156,338,292)	(242)	(63,525)
Expiration: 09/11/2025; Exercise Price: $6,025.00	(156,338,292)	(242)	(75,020)
Expiration: 09/11/2025; Exercise Price: $6,100.00	(156,338,292)	(242)	(99,220)
TOTAL WRITTEN OPTIONS (Premiums received $255,395)			$(285,560)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$152,460	$–	$152,460
U.S. Treasury Bills	–	619,669,739	–	619,669,739
Money Market Funds	6,692,801	–	–	6,692,801
Total Investments	$6,692,801	$619,822,199	$–	$626,515,000

Liabilities:
Written Options	$–	$(285,560)	$–	$(285,560)
Total Written Options	$–	$(285,560)	$–	$(285,560)

Refer to the Schedule of Investments for further disaggregation of investment categories.